Paycheck Protection Program Loan (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 29, 2020	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Paycheck Protection Program Loan [Abstract]
Proceeds from paycheck protection program	$ 361,900		$ 0	$ 361,900	$ 0
Terms of paycheck protection program loan	2 years
Interest rate of paycheck protection program	1.00%
Principal amount of paycheck protection program loan forgiven		$ 361,900
Accrued interest on forgiven paycheck protection program loan		3,378
Recognized other income on loan forgiveness		$ 365,278